EQUITY - Narrative (Details) € / shares in Units, € in Thousands				12 Months Ended
	Apr. 13, 2018 EUR (€) € / shares	Apr. 14, 2017 EUR (€) € / shares	Apr. 15, 2016 EUR (€) € / shares	Dec. 31, 2018 EUR (€) vote shares	Dec. 31, 2017 EUR (€) € / shares shares	Dec. 31, 2016 EUR (€) shares	Dec. 31, 2015 EUR (€)
Disclosure of reserves within equity [line items]
Equity				€ 1,353,839	€ 783,936	€ 329,805	€ (19,403)
Number of votes held for each common share under loyalty voting structure | vote				2
Required holding period of special voting shares in order to participate in program				3 years
Number of votes that can be exercised for each voting share | vote				1
Share premium reserve				€ 5,768,544	5,768,544
Legal reserve				29	8
Reserve of share-based payments				52,198	29,707
Cash distribution paid (in Euro per share) | € / shares	€ 0.71	€ 0.635	€ 0.46
Cash distribution of reserves	€ 133,939	€ 119,985	€ 86,905
Dividends paid to equity holders of parent, classified as financing activities				133,095	0	0
Dividends to owners of the parent				133,939
Share-based compensation				22,491	28,597	1,110
Gains/(Losses) on remeasurement of defined benefit plans				385	(730)	(1,448)
Non-controlling interests				5,117	5,258
Dividends to non-controlling interests				2,040	1,218	1,732
Dividends paid to non-controlling interests, classified as financing activities				2,040	1,218	17,207
Payments from changes in ownership interests in subsidiaries that do not result in loss of control				€ 100,093	€ 0	0
Common Shares
Disclosure of reserves within equity [line items]
Number of shares issued (in shares) | shares					193,923,499
Shares repurchased (in shares) | shares				1,033,218
Special Voting Shares
Disclosure of reserves within equity [line items]
Number of shares issued (in shares) | shares					56,497,618
Shares repurchased (in shares) | shares				645
Share capital
Disclosure of reserves within equity [line items]
Equity				€ 2,504	€ 2,504	€ 2,504	€ 3,778
Nominal value of shares (in Euros per share) | € / shares					€ 0.01
Treasury shares
Disclosure of reserves within equity [line items]
Treasury reserve				€ 100,143	€ 50
Treasury shares | Common Shares
Disclosure of reserves within equity [line items]
Number of shares issued (in shares) | shares					6,002,843	4,969,625
Treasury shares | Special Voting Shares
Disclosure of reserves within equity [line items]
Number of shares issued (in shares) | shares					4,744	4,099
Ferrari International Cars Trading (Shanghai) Co. L.t.d.
Disclosure of reserves within equity [line items]
Noncontrolling interest (percent)				20.00%	20.00%
Ownership interest (percent)				80.00%	80.00%	80.00%
FFS
Disclosure of reserves within equity [line items]
Gains/(Losses) on remeasurement of defined benefit plans				€ 33	€ 45
Ownership interest (percent)					49.90%
Ferrari Financial Services Inc.
Disclosure of reserves within equity [line items]
Noncontrolling interest (percent)				0.00%	0.00%
Ownership interest (percent)				100.00%	100.00%
PSU and RSU Awards Under Equity Incentive Plan | Reserve of share-based payments
Disclosure of reserves within equity [line items]
Cumulative increase to other reserves				€ 22,491	€ 28,179